Organisation and basis of preparation (Policies)	6 Months Ended
Jun. 30, 2022
Organisation and basis of preparation
Basis of preparation
Basis of preparation
These condensed interim financial statements are prepared in accordance with International Accounting

Standard 34 Interim Financial
Reporting as issued by the International Accounting Standards Board (IASB) and as adopted by the European

Union (EU). The
condensed interim financial statements do not include all the information and disclosures required by International Financial Reporting
Standards (IFRS) for a complete set of financial statements, and these condensed interim financial statements should be read in
conjunction with the Consolidated annual financial statements for 2021. IFRS as adopted by the EU differs

in certain respects from
IFRS as issued by the IASB, but the differences do not impact Equinor's financial statements for the periods presented. A description
of the significant accounting policies applied in preparing these condensed interim financial statements is included in

Equinor's
Consolidated annual financial statements for 2021.
There have been no changes to the significant accounting policies during 2022 compared to the Consolidated annual financial
statements for 2021. With effect from the second quarter 2022, due to the evolving trading business in the

Group, Equinor has
determined that fair value less cost to sell (FV) is an appropriate measurement basis for commodity inventories held for trading
purposes with subsequent changes in FV recognised in the Consolidated statement of income. Comparative numbers have not been
restated due to materiality.
Certain amounts in the comparable periods in the note disclosures have been reclassified to conform to current period presentation.
The subtotals and totals in some of the tables may not equal the sum of the amounts shown due to rounding. When determining fair
value, there have been no changes to the valuation techniques or models and Equinor applies the same sources of input and the
same criteria for categorisation in the fair value hierarchy as disclosed in the Consolidated annual financial statements for 2021.
The Condensed interim financial statements are unaudited.

Use of estimates
Use of estimates
The preparation of financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions
that affect the application of policies and reported amounts of assets, liabilities, income and expenses. The estimates and associated
assumptions are reviewed on an on-going basis and are based on historical experience and various other factors that are believed to
be reasonable under the circumstances, the results of which form the basis for making the judgments about carrying values of assets
and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates.